LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE

20.LOSS PER SHARE

The following is a reconciliation for the calculation of net loss attributable to the Company and the basic and diluted loss per share for the years ended December 31, 2022 and 2021:

	2022	2021
Net Loss Attributable to the Company	$(35,534,892)	$(44,167,812)
Less Dividends and Increase in Redemption Values of GH Group Preferred Shares	(20,250,481)	(1,797,423)
Net Loss Attributable to the Company	(55,785,373)	(45,965,235)
Weighted-Average Shares Outstanding - Basic and Diluted	64,182,436	40,280,639
Loss Per Share Attributable to the Company - Basic and Diluted	$(0.87)	$(1.14)

Net income attributable to the Company, as reported, is adjusted for dividends and various other adjustments as defined in ASC 260 “Earnings Per Share”.

After adjustments as defined in ASC 260, if the Company is in a net loss position, diluted loss per share is the same as basic loss per share when the issuance of shares on the exercise of convertible debentures, warrants, RSU’s and share options are anti-dilutive. After adjustments, as defined in ASC 260, if the Company is in a net income position, diluted earnings per share includes options, warrants, RSUs, convertible debt and contingently issuable shares that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible debt.